DUE TO ALSET INC.	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Due To Alset Inc.
DUE TO ALSET INC.

NOTE 9 — DUE TO ALSET INC.

Alset Inc (“AEI”) is the ultimate holding company that is incorporated in the United States of America. The amount due to AEI represents short-term working capital advances to the Company for its daily operations. There is no written, executed agreement and no financial/non-financial covenants and the amount due to AEI is non-interest bearing. Since the amount due to AEI is due upon request, it is classified as a current liability. The amounts due to AEI at March 31, 2024 and December 31, 2023 are $202,645 and $202,645 respectively.

Note 10. Due to Alset Inc

Alset Inc (“AEI”) is the ultimate holding company that is incorporated in the United States of America. The amount due to AEI represents short-term working capital advances to the Company for its daily operations. There is no written, executed agreement and no financial/non-financial covenants and the amount due to AEI is non-interest bearing. Since the amount due to AEI is due upon request, it is classified as a current liability. The amounts due to AEI at December 31, 2023 and 2022 are $202,645 and $202,644 respectively.